Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Research and development claims receivable	$ 38,974	$ 27,567
Prepayments	6,469	7,023
VAT receivable	1,712	1,928
Lease incentive receivable	1,159	0
Grant income receivable	296	547
Other assets	988	279
Other receivables	790	482
Total prepaid expenses and other assets, current	$ 50,388	$ 37,826